Document And Entity Information	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	Firefly Aerospace Inc.
Entity Central Index Key	0001860160
Entity Emerging Growth Company	true
Entity File Number	001-42789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5194980
Entity Address, Address Line One	2203 Scottsdale Drive
Entity Address, City or Town	Leander
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78641
City Area Code	512
Local Phone Number	893-5570
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLY
Security Exchange Name	NASDAQ